Significant Accounting Policies (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	May 31, 2011	May 31, 2010	May 31, 2009
Cost Of Goods And Services Sold [Abstract]
Canadian Resource Tax And Royalty Expense	$ 294.2	$ 127.9	$ 415.5
Sales and Receivables
Receivables, net	926.0	614.8
Sales Revenue Goods Net	9,937.8	6,759.1	10,298.0
Accounts Receivable Net Noncurrent Abstract
Accounts Receivable Gross Noncurrent	27.8	31.6
Allowance For Doubtful Accounts Receivable Noncurrent	17.4	19.5
Production Related Impairments Or Charges Abstract
Inventory Write Down	0	0	383.2
India [Member]
Percentage Of Net Sales Subject To Indian Subsidy [Line Items]
Percentage Of Net Sales Subject To Indian Subsidy	17.20%	18.50%	15.90%
Consolidated [Member]
Percentage Of Net Sales Subject To Indian Subsidy [Line Items]
Percentage Of Net Sales Subject To Indian Subsidy	2.70%	3.00%	3.50%
Canpotex [Member]
Sales and Receivables
Receivables, net	176.3	135.7
Sales Revenue Goods Net	$ 992.9	$ 602.1	$ 1,300.0